UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth Gerstein Schulte, Roth and Zabel LLP 919 3rd Avenue, 24th Floor New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.

Financial Statements
with Report of Independent
Registered Public Accounting Firm

For the Year Ended December 31, 2010

Advantage Advisers Xanthus Fund, L.L.C.

Financial Statements

For the Year Ended December 31, 2010

Contents

Report of Independent Registered Public Accounting Firm	1

Statement of Assets, Liabilities and Members’ Capital	2

Schedule of Portfolio Investments	3

Schedule of Securities Sold, Not Yet Purchased	9

Schedule of Swap Contracts	14

Statement of Operations	21

Statements of Changes in Members’ Capital	22

Notes to Financial Statements	23

Supplemental Information (Unaudited)	37

Ernst & Young LLP 5 Times Square New York, NY 10036-6530 Tel: +1 212 773 3000 Fax: +1 212 773 6350 www.ey.com
Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
  Advantage Advisers Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members’ capital of Advantage Advisers Xanthus Fund, L.L.C. (the “Company”), including the schedules of portfolio investments, securities sold, not yet purchased and swap contracts, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Advantage Advisers Xanthus Fund, L.L.C. at December 31, 2010, the results of its operations for the year then ended, the changes in its members’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

February 24, 2011

A member firm of Ernst & Young Global Limited

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

December 31, 2010

Assets
Investments in securities, at fair value (cost $860,274,640)	$1,030,473,296
Cash and cash equivalents (including restricted cash of $108,669,036, and Euros of $1,453,998 with a cost of $1,421,544, Hong Kong Dollars of $20,104,909 with a cost of $20,097,834, and British Pounds Sterling of $4,455,877 with a cost of $4,389,690)	437,816,270
Due from broker (including Euros of $3,049,869 with a cost of $3,010,436, and British Pounds Sterling of $12,335 with a cost of $12,492)	179,700,322
Receivable for investment securities sold	19,921,286
Interest receivable	316,449
Net unrealized gain on swap contracts	157,273
Dividends receivable	118,600
Other assets	175,168

Total assets	1,668,678,664

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $420,816,804)	451,562,530
Payable for investment securities purchased	66,346,281
Withdrawals payable (see note 3)	54,128,974
Due to broker (including Hong Kong Dollars of $22,701,895 with a cost of $22,686,669 and Japanese Yen of $9,262,518 with a cost of $9,082,661)	31,964,413
Accrued capital gain country tax	3,142,315
Accounting and investor services fees payable	338,903
Dividends payable on securities sold, not yet purchased	284,020
Accrued expenses	1,715,055

Total liabilities	609,482,491

Members’ Capital	$1,059,196,173

Members’ Capital
Represented by:
Net capital contributions	$919,704,233
Net unrealized gain on investments, foreign currency, and swap transactions	139,491,940

Members’ Capital	$1,059,196,173

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

Shares			December 31, 2010 Fair Value

	Investment In Securities – 97.29%
	Common Stock – 97.29%
	United States – 61.80%
	Apparel Manufacturers – 2.25%
430,100	Coach, Inc.	(a)	$23,788,831

	Applications Software – 4.86%
150,600	Citrix Systems, Inc.*		10,302,546
1,120,165	Quest Software, Inc.*	(a)	31,073,377
221,200	Red Hat, Inc.*	(a)	10,097,780

			51,473,703

	Commercial Services - Finance – 3.78%
346,500	FleetCor Technologies, Inc.*	(a)	10,713,780
860,975	Verisk Analytics, Inc., Class A*	(a)	29,342,028

			40,055,808

	Computers – 8.44%
231,460	Apple, Inc.*	(a)	74,659,738
349,100	Hewlett-Packard Co.	(a)	14,697,110

			89,356,848

	Computers - Integrated Systems – 0.99%
1,987,300	Brocade Communications Systems, Inc.*	(a)	10,512,817

	Computers - Memory Devices – 5.12%
754,500	EMC Corp.*	(a)	17,278,050
741,321	SanDisk Corp.*	(a)	36,962,265

			54,240,315

	Data Processing / Management – 0.86%
248,844	Pegasystems, Inc.	(a)	9,115,156

	Decision Support Software – 0.68%
662,800	DemandTec, Inc.*	(a)	7,184,752

	E-Commerce / Products – 1.64%
96,600	Amazon.com, Inc.*		17,388,000

	E-Commerce / Services – 0.96%
406,800	Expedia, Inc.	(a)	10,206,612

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2010 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – 9.65%
453,500	Altera Corp.	(a)	$16,135,530
478,100	Axt, Inc.*		4,991,364
544,719	Broadcom Corp., Class A	(a)	23,722,512
906,700	Intersil Corp., Class A	(a)	13,845,309
1,404,900	NVIDIA Corp.*	(a)	21,635,460
739,600	Omnivision Technologies, Inc.*	(a)	21,899,556

			102,229,731

	Internet Application Software – 1.15%
649,600	Intralinks Holdings, Inc.*	(a)	12,154,016

	Networking Products – 2.36%
696,700	Atheros Communications, Inc.*	(a)	25,025,464

	Retail - Apparel / Shoes – 1.26%
282,400	Guess?, Inc.		13,363,168

	Retail - Discount – 2.44%
460,330	Dollar Tree, Inc.*	(a)	25,815,306

	Semiconductor Components - Integrated Circuits – 5.52%
335,200	Analog Devices, Inc.	(a)	12,626,984
878,100	Atmel Corp.*	(a)	10,818,192
668,000	Cypress Semiconductor Corp.*	(a)	12,411,440
957,600	Maxim Integrated Products, Inc.	(a)	22,618,512

			58,475,128

	Semiconductor Equipment – 3.46%
609,700	KLA-Tencor Corp.	(a)	23,558,808
252,000	Lam Research Corp.*	(a)	13,048,560

			36,607,368

	Transactional Software – 1.58%
432,300	VeriFone Holdings, Inc.*	(a)	16,669,488

	Transport - Services – 0.55%
485,658	Echo Global Logistics, Inc.*	(a)	5,847,322

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2010 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Web Hosting / Design – 1.80%
1,471,982	Terremark Worldwide, Inc.*	(a)	$19,062,167

	Wireless Equipment – 2.45%
1,242,645	Aruba Network, Inc.*	(a)	25,946,428

	Total United States (Cost $531,390,960)		$654,518,428

	Bermuda – 2.45%
	Semiconductor Components - Integrated Circuits – 2.45%
1,397,418	Marvell Technology Group, Ltd.*	(a)	25,922,104

	Total Bermuda (Cost $27,233,172)		$25,922,104

	China – 17.89%
	B2B / E-Commerce – 0.64%
326,214	ChinaCache International Holdings, Ltd. - Sponsored ADR*	(a)	6,785,251

	Chemicals - Specialty – 0.37%
386,466	Daqo New Energy Corp. - Sponsored ADR*		3,926,494

	Computer Services – 1.21%
370,900	VanceInfo Technologies, Inc. - Sponsored ADR*	(a)	12,810,886

	Consulting Services – 1.34%
779,784	iSoftstone Holdings, Ltd. - Sponsored ADR*		14,168,675

	Hotels & Motels – 0.91%
451,800	7 Days Group Holdings, Ltd. - Sponsored ADR*		9,623,340

	Human Resources – 0.74%
159,600	51job, Inc. - Sponsored ADR*	(a)	7,860,300

	Insurance Brokers – 1.50%
917,756	CNinsure, Inc. - Sponsored ADR	(a)	15,831,291

	Real Estate Management / Services – 0.68%
478,143	E-House China Holdings, Ltd. - Sponsored ADS	(a)	7,153,019

	Real Estate Operations / Development – 2.05%
10,662,711	Longfor Properties Co., Ltd.		14,841,265

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2010 Fair Value

	Common Stock – (continued)
	China – (continued)
	Real Estate Operations / Development – (continued)
21,166,000	Powerlong Real Estate Holdings, Ltd.		$6,915,898

			21,757,163

	Retail - Regional Department Stores – 3.02%
12,982,303	Golden Eagle Retail Group, Ltd.		31,998,033

	Retail - Restaurants – 2.24%
14,109,037	Ajisen China Holdings, Ltd.		23,703,724

	Web Portals / ISP – 2.04%
598,100	Netease.com, Inc. - Sponsored ADR*	(a)	21,621,315

	Wireless Equipment – 1.15%
19,564,000	China Wireless Technologies, Ltd.		12,206,058

	Total China (Cost $173,848,036)		$189,445,549

	France – 1.15%
	Batteries / Battery Systems – 1.15%
330,148	Saft Groupe SA		12,202,117

	Total France (Cost $15,162,518)		$12,202,117

	Germany – 0.86%
	Enterprise Software / Services – 0.86%
62,068	Software AG		9,142,711

	Total Germany (Cost $7,517,338)		$9,142,711

	Hong Kong – 10.22%
	Agricultural Operations – 1.80%
2,374,415	Le Gaga Holdings, Ltd. - Sponsored ADR*		19,090,297

	Alternative Waste Technology – 1.83%
37,003,633	China Everbright International, Ltd.		19,421,401

	Lottery Services – 0.61%
61,300,000	REXLot Holdings, Ltd.		6,466,218

	Metal Processors & Fabrication – 0.62%
6,748,000	EVA Precision Industrial Holdings, Ltd.		6,510,470

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares			December 31, 2010 Fair Value

	Common Stock – (continued)
	Hong Kong – (continued)
	Retail - Apparel / Shoes – 3.85%
38,744,637	Trinity, Ltd.		$40,819,862

	Retail - Jewelry – 0.44%
1,906,000	Chow Sang Sang Holdings International, Ltd.		4,658,569

	Transactional Software – 1.07%
311,575	Longtop Financial Technologies, Ltd. - Sponsored ADR*	(a)	11,272,784

	Total Hong Kong (Cost $77,268,399)		$108,239,601

	Netherlands – 0.29%
	Computer Data Security – 0.29%
72,744	Gemalto NV		3,107,730

	Total Netherlands (Cost $3,106,076)		$3,107,730

	Singapore – 1.40%
	Electronic Components - Semiconductors – 1.40%
521,661	Avago Technologies, Ltd.*	(a)	14,851,689

	Total Singapore (Cost $11,603,137)		$14,851,689

	United Kingdom – 1.23%
	Enterprise Software / Services – 1.23%
553,550	Autonomy Corp. PLC*		13,043,367

	Total United Kingdom (Cost $13,145,004)		$13,043,367

	Total Common Stock (Cost $860,274,640)		$1,030,473,296

	Total Investments in Securities (Cost $860,274,640) – 97.29%		$1,030,473,296

	Other Assets, Less Liabilities – 2.71%**		28,722,877

	Members’ Capital – 100.00%		$1,059,196,173

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**

Includes $411,801,486 invested in a PNC Bank Money Market Account, which is 38.88% of Members’ Capital and foreign currency with a U.S. Dollar value $26,014,784 held in custody at PFPC Trust Co., which is 2.45% of Members’ Capital.

ADR	American Depository Receipt
ADS	American Depository Share

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

Investments in Securities – By Industry	December 31, 2010 Percentage of Members’ Capital (%)	Investments in Securities – By Industry	December 31, 2010 Percentage of Members’ Capital (%)

Agricultural Operations	1.80	Human Resources	0.74
Alternative Waste Technology	1.83	Insurance Brokers	1.50
Apparel Manufacturers	2.25	Internet Application Software	1.15
Applications Software	4.86	Lottery Services	0.61
B2B / E-Commerce	0.64	Metal Processors & Fabrication	0.62
Batteries / Battery Systems	1.15	Networking Products	2.36
Chemicals - Specialty	0.37	Real Estate Management / Services	0.68
Commercial Services - Finance	3.78	Real Estate Operations / Development	2.05
Computer Data Security	0.29	Retail - Apparel / Shoes	5.11
Computer Services	1.21	Retail - Discount	2.44
Computers	8.44	Retail - Jewelry	0.44
Computers - Integrated Systems	0.99	Retail - Regional Department Stores	3.02
Computers - Memory Devices	5.12	Retail - Restaurants	2.24
Consulting Services	1.34	Semiconductor Components - Integrated Circuits	7.97
Data Processing / Management	0.86	Semiconductor Equipment	3.46
Decision Support Software	0.68	Transactional Software	2.65
E-Commerce / Products	1.64	Transport - Services	0.55
E-Commerce / Services	0.96	Web Hosting / Design	1.80
Electronic Components - Semiconductors	11.05	Web Portals / ISP	2.04
Enterprise Software / Services	2.09	Wireless Equipment	3.60
Hotels & Motels	0.91	Total Investments in Securities	97.29%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

Shares		December 31, 2010 Fair Value

	Securities Sold, Not Yet Purchased – 42.63%
	Common Stock – 42.63%
	United States – 19.84%
	Cruise Lines – 0.86%
197,700	Carnival Corp.	$9,115,947

	Electric - Integrated – 3.20%
306,311	Consolidated Edison, Inc.	15,183,836
151,100	Northeast Utilities	4,817,068
117,500	PG&E Corp.	5,621,200
140,900	Wisconsin Energy Corp.	8,293,374

		33,915,478

	Electronic Components - Semiconductors – 6.63%
375,958	Cree, Inc.	24,771,873
470,001	Entropic Communications, Inc.	5,677,612
573,100	Fairchild Semiconductor International, Inc.	8,946,091
454,200	Microchip Technology, Inc.	15,538,182
792,700	Micron Technology, Inc.	6,357,454
195,100	Silicon Laboratories, Inc.	8,978,502

		70,269,714

	Finance - Other Services – 1.14%
402,374	NYSE Euronext	12,063,173

	Office Automation & Equipment – 0.11%
50,200	Pitney Bowes, Inc.	1,213,836

	Paper & Related Products – 1.04%
402,500	International Paper Co.	10,964,100

	REITS - Office Property – 2.48%
151,600	Boston Properties, Inc.	13,052,760
196,100	SL Green Realty Corp.	13,238,711

		26,291,471

	REITS - Single Tenant – 0.81%
250,500	Realty Income Corp.	8,567,100

	Semiconductor Equipment – 2.37%
243,900	Cabot Microelectronics Corp.	10,109,655
347,900	Veeco Instruments, Inc.	14,945,784

		25,055,439

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2010 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Telecommunication Equipment Fiber Optics – 1.20%

659,900	Corning, Inc.	$12,749,268

	Total United States (Proceeds $185,532,084)	$210,205,526

	Brazil – 0.49%
	Paper & Related Products – 0.49%
322,500	Fibria Celulose SA - Sponsored ADR	5,160,000

	Total Brazil (Proceeds $5,158,889)	$5,160,000

	China – 5.33%
	Commercial Banks - Non U.S. – 1.23%

20,054,000	China Citic Bank Corp., Ltd., Class H	13,001,923

	Electric - Generation – 0.76%

9,746,482	Datang International Power Generation Co., Ltd., Class H	3,422,840
8,803,831	Huaneng Power International, Inc., Class H	4,654,677

		8,077,517

	Metal - Aluminum – 0.28%

131,000	Aluminum Corp Of China, Ltd. - Sponsored ADR	2,985,490

	Metal Processors & Fabrication – 0.34%
6,436,000	China Zhongwang Holdings, Ltd.	3,584,924

	Miscellaneous Manufacture – 0.30%
1,543,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	3,196,128

	Real Estate Operations / Development – 1.48%
4,694,000	Country Garden Holdings Co., Ltd.	1,799,431
9,676,800	Guangzhou R&F Properties Co., Ltd., Class H	13,842,438

		15,641,869

	Semiconductor Components - Integrated Circuits – 0.02%
77,100	Semiconductor Manufacturing International Corp. - Sponsored ADR	282,186

	Steel - Producers – 0.92%
6,342,000	Angang Steel Co., Ltd., Class H	9,708,435

	Total China (Proceeds $62,949,776)	$56,478,472

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2010 Fair Value

	Common Stock – (continued)
	Finland – 1.31%
	Wireless Equipment – 1.31%
1,342,200	Nokia Corp. – Sponsored ADR	$13,851,504

	Total Finland (Proceeds $13,451,885)	$13,851,504

	Germany – 2.34%
	Power Conversion / Supply Equipment – 1.05%
118,634	SMA Solar Technology AG	11,061,115

	Semiconductor Equipment – 1.29%
369,621	Aixtron AG	13,688,293

	Total Germany (Proceeds $23,666,196)	$24,749,408

	Hong Kong – 1.43%
	Airport Development / Maintenance – 0.42%
8,328,000	Beijing Capital International Airport Co., Ltd., Class H	4,445,953

	Diversified Operations – 1.01%
1,037,000	Hutchinson Whampoa, Ltd.	10,671,974

	Total Hong Kong (Proceeds $15,846,923)	$15,117,927

	Japan – 6.84%
	Audio / Video Products – 2.21%
885,912	Panasonic Corp.	12,594,559
284,000	Sharp Corp.	2,930,940
221,900	Sony Corp. - Sponsored ADR	7,924,049

		23,449,548

	Auto - Cars / Light Trucks – 0.44%
3,162,670	Mitsubishi Motors Corp.	4,601,495

	Building Products - Doors & Windows – 0.78%
706,000	Asahi Glass Co., Ltd.	8,261,026

	Computers - Integrated Systems – 1.11%
3,405	NTT Data Corp.	11,801,604

	Electronic Components - Miscellaneous – 1.77%
224,300	Hoya Corp.	5,453,801

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		December 31, 2010 Fair Value

	Common Stock – (continued)
	Japan – (continued)
	Electronic Components - Miscellaneous – (continued)
916,000	Nippon Electric Glass Co., Ltd.	$13,236,896

		18,690,697

	Electronic Measuring Instruments – 0.32%
151,000	Advantest Corp.	3,420,181

	Office Automation & Equipment – 0.21%
154,000	Ricoh Co., Ltd.	2,259,596

	Total Japan (Proceeds $67,129,220)	$72,484,147

	South Korea – 0.61%
	Electronic Components - Miscellaneous – 0.61%
366,421	LG Display Co., Ltd. - Sponsored ADR	6,503,973

	Total South Korea (Proceeds $5,890,345)	$6,503,973

	Switzerland – 2.45%
	Computers - Peripheral Equipment – 1.36%
775,552	Logitech International SA	14,386,490

	Electronic Components - Semiconductors – 1.09%
1,105,574	STMicroelectronics NV	11,542,192

	Total Switzerland (Proceeds $21,213,931)	$25,928,682

	Taiwan – 1.99%
	Electronic Components - Miscellaneous – 1.18%
1,194,800	AU Optronics Corp. - Sponsored ADR	12,449,816

	Semiconductor Components - Integrated Circuits – 0.81%
1,450,937	Siliconware Precision Industries Co. - Sponsored ADR	8,633,075

	Total Taiwan (Proceeds $19,977,555)	$21,082,891

	Total Securities Sold, Not Yet Purchased (Proceeds $420,816,804)	$451,562,530

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

Securities Sold, Not Yet Purchased – By Industry	December 31, 2010 Percentage of Members’ Capital (%)	Securities Sold, Not Yet Purchased – By Industry	December 31, 2010 Percentage of Members’ Capital (%)

Airport Development / Maintenance	0.42	Metal - Aluminum	0.28
Audio / Video Products	2.21	Metal Processors & Fabrication	0.34
Auto - Cars / Light Trucks	0.44	Miscellaneous Manufacture	0.30
Building Products - Doors and Windows	0.78	Office Automation & Equipment	0.32
Commercial Banks - Non U.S.	1.23	Paper & Related Products	1.53
Computers - Integrated Systems	1.11	Power Conversion / Supply Equipment	1.05
Computers - Peripheral Equipment	1.36	Real Estate Operations / Development	1.48
Cruise Lines	0.86	REITS - Office Property	2.48
Diversified Operations	1.01	REITS - Single Tenant	0.81
Electric - Generation	0.76	Semiconductor Components -
Electric - Integrated	3.20	Integrated Circuits	0.83
Electronic Components - Miscellaneous	3.56	Semiconductor Equipment	3.66
Electronic Components - Semiconductors	7.72	Steel - Producers	0.92
Electronic Measuring Instruments	0.32	Telecommunication Equipment -
Finance - Other Services	1.14	Fiber Optics	1.20
		Wireless Equipment	1.31

		Total Securities Sold, Not Yet Purchased	42.63%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Notional Amount	Maturity Date		December 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts – 0.01%
	Total Return Swap Contracts - Long – 0.30%
	Building & Construction - Miscellaneous – 0.05%
$12,059,109	11/14/2012	Multiplan Empreendimentos Imobilarios SA	$529,956

Agreement with Morgan Stanley, dated 11/08/2010 to receive the total return of the shares of Multiplan Empreendimentos Imobilarios SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Electronic Components - Miscellaneous – 0.02%
21,129,970	3/29/2012	Samsung SDI Co., Ltd.	193,379

Agreement with Morgan Stanley, dated 04/26/2010 to receive the total return of the shares of Samsung SDI Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.90%.

	Enterprise Software / Services – (0.02%)
19,008,928	6/2/2011	Oracle Corp.	(164,252)

Agreement with Morgan Stanley, dated 06/25/2009 to receive the total return of the shares of Oracle Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Real Estate Operations / Development – 0.03%
113,778	11/16/2012	Anant Raj Industries Ltd.	2,710

Agreement with Morgan Stanley, dated 11/12/2010 to receive the total return of the shares of Anant Raj Industries Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

5,193,158	11/14/2012	Iguatemi Empresa de Shopping Centers SA	341,242

Agreement with Morgan Stanley, dated 11/12/2010 to receive the total return of the shares of Iguatemi Empresa de Shopping Centers SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

			343,952

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Retail - Restaurants – 0.10%
$23,439,105	1/21/2011	Gourmet Master Co., Ltd.	$1,006,725

Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Semiconductor Equipment – 0.07%
12,680,874	12/29/2011	Joosung Engineering Co., Ltd.	722,005

Agreement with Morgan Stanley, dated 05/20/2010 to receive the total return of the shares of Joosung Engineering Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Web Portals / ISP – 0.11%
22,140,276	6/2/2011	Google, Inc., Class A	(184,942)

Agreement with Morgan Stanley, dated 08/04/2009 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

15,231,572	3/29/2012	NHN Corp.	1,315,436
		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the one month LIBOR Rate plus 0.67%.

			1,130,494

	Wireless Equipment – (0.06%)
77,774,520	6/2/2011	QUALCOMM, Inc.	(584,344)

Agreement with Morgan Stanley, dated 05/27/2009 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Long Swap Contracts		$3,177,915

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (0.29%)
	Auto - Cars / Light Trucks – (0.03%)
$7,788,032	3/29/2012	Volvo AB, Class B	$(317,773)

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Volvo AB, Class B in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

	Capacitors – (0.03%)
3,389,659	12/20/2012	Nippon Chemi-Con Corp.	(174,928)

Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.80%.

15,411,661	12/20/2012	Taiyo Yuden Co., Ltd.	(184,974)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.54%.

			(359,902)

	Cellular Telecommunications – 0.01%
2,925,269	3/29/2012	SK Telecom Co., Ltd.	78,795

Agreement with Morgan Stanley, dated 06/17/2010 to deliver the total return of the shares of SK Telecom Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 4.25%.

	Computers - Peripheral Equipment 0.00%
1,004,359	1/21/2011	Sintek Photronic Corp.	26,619

Agreement with Morgan Stanley, dated 11/23/2010 to deliver the total return of the shares of Sintek Photronic Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Electric Products - Miscellaneous – (0.09%)
$8,009,212	12/20/2012	Casio Computer Co., Ltd.	$51,651

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

2,829,037	12/20/2012	Funai Electric Co., Ltd.	23,560

Agreement with Morgan Stanley, dated 12/28/2010 to deliver the total return of the shares of Funai Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

20,518,015	3/29/2012	LG Electronics, Inc.	(980,098)

Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 1.84%.

			(904,887)

	Electronic Components - Miscellaneous – (0.01%)
7,815,880	12/29/2011	Samsung Electro-Mechanics Co., Ltd.	(197,521)

Agreement with Morgan Stanley, dated 08/06/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.01%.

3,289,543	1/21/2011	Wintek Corp.	104,983

Agreement with Morgan Stanley, dated 09/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.03%.

			(92,538)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Electronic Components - Semiconductors – (0.07%)
$10,051,566	12/20/2012	Elpida Memory, Inc.	$(254,553)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Elpida Memory, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.40%.

1,797,905	1/21/2011	Everlight Electronics Co., Ltd.	(9,747)

Agreement with Morgan Stanley, dated 08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

14,829,903	3/29/2012	Hynix Semiconductor, Inc.	(213,875)

Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR Rate less 3.90%.

14,524,592	1/21/2011	MediaTek, Inc.	(303,023)

Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.

			(781,198)

	Electronic Connectors – (0.01%)
3,816,175	12/20/2012	Hirose Electric Co., Ltd.	(54,128)

Agreement with Morgan Stanley, dated 09/10/2010 to deliver the total return of the shares of Hirose Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date		December 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Energy - Alternate Sources – (0.02%)
$6,269,817	1/3/2012	Iberdrola Renovables SA	$(183,419)

Agreement with Morgan Stanley, dated 10/13/2010 to deliver the total return of the shares of Iberdrola Renovables SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.47%.

	Finance - Investment Banker / Broker – 0.00%
6,250,976	1/3/2012	Bolsas y Mercados Espanoles SA	(37,813)

Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.82%.

612,328	3/29/2012	Bolsas y Mercados Espanoles SA	(3,719)

Agreement with Morgan Stanley, dated 10/05/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.00%.

			(41,532)

	Machinery - Material Handling – (0.01%)
2,518,070	12/20/2012	Tsugami Corp.	(129,800)

Agreement with Morgan Stanley, dated 07/20/2010 to deliver the total return of the shares of Tsugami Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.85%.

	Paper & Related Products – (0.02%)
6,450,030	1/3/2012	UPM-Kymmene OYJ	(158,822)

Agreement with Morgan Stanley, dated 07/15/2010 to deliver the total return of the shares of UPM-Kymmene OYJ in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Notional Amount	Maturity Date		December 31, 2010 Unrealized Gain/(Loss)

	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Power Conversion / Supply Equipment – (0.01%)
$4,830,603	1/3/2012	Vestas Wind Systems AS	$(102,057)

Agreement with Morgan Stanley, dated 12/28/2009 to deliver the total return of the shares of Vestas Wind Systems AS in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.49%.

	Total Short Swap Contracts		$(3,020,642)

Swap Contracts – By Industry	December 31, 2010 Percentage of Members’ Capital (%)

Auto - Cars / Light Trucks	(0.03)
Building & Construction - Miscellaneous	0.05
Capacitors	(0.03)
Cellular Telecommunications	0.01
Computers - Peripheral Equipment	0.00
Electric Products - Miscellaneous	(0.09)
Electronic Components - Miscellaneous	0.01
Electronic Components - Semiconductors	(0.07)
Electronic Connectors	(0.01)
Energy - Alternate Sources	(0.02)

Swap Contracts – By Industry	December 31, 2010 Percentage of Members’ Capital (%)

Enterprise Software / Services	(0.02)
Finance - Investment Banker / Broker	0.00
Machinery - Material Handling	(0.01)
Paper & Related Products	(0.02)
Power Conversion / Supply Equipment	(0.01)
Real Estate Operations / Development	0.03
Retail - Restaurants	0.10
Semiconductor Equipment	0.07
Web Portals / ISP	0.11
Wireless Equipment	(0.06)

Total Swap Contracts	0.01%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations

Year Ended December 31, 2010

Investment income
Dividends (net of withholding taxes of $114,447)	$6,384,130
Interest	3,757,762

Total investment income	10,141,892

Expenses
Prime broker fees	12,072,219
Dividends on securities sold, not yet purchased	11,446,797
Administration fees	9,782,064
Accounting and investor services fees	781,700
Custodian fees	424,748
Legal fees	267,294
Audit and tax fees	251,500
Insurance expense	213,943
Board of Managers’ fees and expenses	173,500
Registration expense	88,911
Printing expense	88,331
Interest expense	42,572
Miscellaneous	116,519

Total operating expenses	35,750,098

Net investment loss	(25,608,206)

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Net realized gain from investment in securities	196,714,260
Net realized loss from purchased options	(615,710)
Net realized loss from foreign currency transactions	(700,966)
Net realized loss from swap contracts	(14,377,976)
Net realized loss from securities sold, not yet purchased	(58,447,264)

Net realized gain from investment activities, foreign currency transactions and swap contracts	122,572,344

Net change in unrealized gain/(loss) from swap contracts	278,227
Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	(3,132,309)

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	119,718,262

Net increase in Members’ Capital resulting from operations	$94,110,056

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital

	Special Advisory Member	Members	Total

MEMBERS’ CAPITAL, December 31, 2008	$—	$601,095,504	$601,095,504

From investment activities
Net investment loss	$—	$(15,379,828)	$(15,379,828)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	30,565,615	30,565,615
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	196,709,412	196,709,412
Incentive allocation	18,992,270	(18,992,270)	—

Net increase in Members’ Capital resulting from operations	18,992,270	192,902,929	211,895,199

Members’ Capital transactions
Capital contributions	—	170,277,383	170,277,383
Capital withdrawals	(18,992,270)	(72,859,754)	(91,852,024)

Net increase/(decrease) in Members’ Capital resulting from capital transactions	(18,992,270)	97,417,629	78,425,359

MEMBERS’ CAPITAL, December 31, 2009	$—	$891,416,062	$891,416,062

From investment activities
Net investment loss	$—	$(25,608,206)	$(25,608,206)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	122,572,344	122,572,344
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	(2,854,082)	(2,854,082)
Incentive allocation	19,158,505	(19,158,505)	—

Net increase in Members’ Capital resulting from operations	19,158,505	74,951,551	94,110,056

Members’ Capital transactions
Capital contributions	—	171,267,034	171,267,034
Capital withdrawals	(19,158,505)	(78,438,474)	(97,596,979)

Net increase/(decrease) in Members’ Capital resulting from capital transactions	(19,158,505)	92,828,560	73,670,055

MEMBERS’ CAPITAL, December 31, 2010	$—	$1,059,196,173	$1,059,196,173

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010

1.	Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company’s investment objective is to achieve maximum capital appreciation. From the inception of the Company, through July 1, 2010, the Company pursued its investment objective by investing in a portfolio consisting primarily of equity securities of technology companies that derive a major portion of their revenue directly or indirectly from business lines that benefit from technological events or advances. Commencing on July 1, 2010, the investment program was updated to focus on investing in a portfolio consisting generally of equity securities that the Adviser (defined below) believes are well positioned to benefit from demand for their products or services, particularly companies that can innovate or grow rapidly relative to their peers in their markets. These type of companies are generally considered to be “growth companies.” The Company’s portfolio of securities is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is considered an “interested person” of the Company under the Act. The Company’s investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the “Adviser”). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). The Adviser is responsible for managing the Company’s investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member of the Adviser, and Alkeon Capital Management L.L.C. (“Alkeon”) is a non-managing member of the Adviser; together they make up the Special Advisory Member (“Special Advisory Member”). Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company’s portfolio manager, manage the Company’s portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year. Prior to making the change in the Company’s investment program, the Company made a tender offer with respect to 100% of the Company’s Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

1.	Organization (continued)

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends authoritative guidance to add new requirements for disclosures about transfers into and out of Levels 1 and 2, and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. This update also clarifies existing fair value disclosures about the level of disaggregation for the classes of assets and liabilities and the disclosures about the inputs and valuation techniques used to measure fair value. ASU 2010-06 is effective for the interim and annual periods beginning after December 15, 2009 and for periods beginning after December 15, 2010 for the new Level 3 disclosures. The adoption of ASU 2010-06 new disclosures and clarification of existing disclosures did not have a material impact on the Company’s financial statements.

The following is a summary of the Company’s accounting policies:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

b. Portfolio Valuation

The Company’s securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

	(i)	Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

		(1)	at their last composite sale price as reported on the exchanges where those securities are traded; or

(2)

if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

	(ii)	Securities traded on NASDAQ shall be valued:

(1)

at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

		(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

		(3)	if no sale is shown on NASDAQ at the bid price; or

		(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options are valued at their bid price (or asked price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Securities associated with swaps are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers.

The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

During the year ended December 31, 2010, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value.

Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the year ended December 31, 2010.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1—Quoted Prices Common Stock	$1,030,473,296	$(451,562,530)	$—
Level 2—Other Significant Observable Inputs
Total Return Swaps	—	—	157,273
Level 3—Other Significant Unobservable Inputs	—	—	—

Total	$1,030,473,296	$(451,562,530)	$157,273

c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Custodian for securities sold not yet purchased, swap contracts and other derivatives. At December 31, 2010, $411,801,486 in cash equivalents was held at PNC Bank in a money market account and foreign currency with a U.S. Dollar value of $26,014,784 was held at PFPC Trust Company.

d.	Income Taxes

The Company has reclassified $25,608,206 and $122,572,344 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2010. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company’s Members and had no effect on Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

2.	Significant Accounting Policies (continued)

	d.	Income Taxes (continued)

In accordance with authoritative guidance, Management has analyzed the Company’s tax position for all open tax years (tax years ended December 31, 2007-2010), and has concluded that a liability of $3,142,315 capital gain country tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to country tax expense within the Statement of Operations. During the period, the Company did not record any interest or penalties.

Each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss.

3.	Administration Fee, Related Party Transactions and Other

Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company’s members’ capital determined as of the beginning of the month.

During the year ended December 31, 2010, Oppenheimer earned $92,160 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $1,727,326 as brokerage commissions from portfolio transactions executed on behalf of the Company.

Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “loss recovery account.” The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2010, an Incentive Allocation of $19,158,505 was credited to the Special Advisory Member’s capital account and was included in withdrawals payable at December 31, 2010, in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $15,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee receive a supplemental retainer of $7,500 and $3,750 per annum, respectively. Managers who are “interested persons” do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

PFPC Trust Company (the “Custodian”) serves as custodian of the Company’s assets.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing, Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing, Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). BNY Mellon serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on the average Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the year ended December 31, 2010, such sales commissions earned by Oppenheimer amounted to $610,676.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2010, amounted to $2,019,735,008 and $2,174,499,535, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the year ended December 31, 2010, amounted to $1,272,952,443 and $1,249,640,879, respectively.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

5.	Securities Transactions (continued)

At December 31, 2010, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $863,722,137 and $414,298,191, respectively.

For Federal income tax purposes, at December 31, 2010, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $129,486,820, consisting of $207,531,152 gross unrealized gain and $78,044,332 gross unrealized loss.

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of December 31, 2010, and is used as collateral for securities sold, not yet purchased.

6.	Short-Term Borrowings

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2010, the average daily amount of such borrowings was $2,720,260 and the daily weighted average annualized interest rate was 0.55%. The Company had borrowings outstanding at December 31, 2010, totaling $31,964,413 recorded as due to broker on the Statement of Assets, Liabilities and Members’ Capital.

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and short sales. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

The Adviser may use total return swaps to gain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company’s valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). However, the gross unrealized gain and loss on swap contracts are $4,397,061 and $4,239,788, respectively, which are included in the net unrealized gain on swap contracts reflected on the Statement of Assets, Liabilities and Members’ Capital within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members’ Capital.

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e. the fair value) of each swap contract, respectively. The average notional amounts of swap contracts was $313,493,408 during the period ended December 31, 2010, which is indicative of the volume of activity for swap contracts during the period. The net change in unrealized gain/(loss) from swap contracts is reflected on the Statement of Operations within these financial statements.

The total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swap agreements could terminate the agreement and request immediate payment or demand increased collateral for the net obligation owed the counter-party. Throughout the year ended December 31, 2010, the Company maintained the required level of Company’s Members’ Capital.

As of December 31, 2010, the Company posted $108,669,036 as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

The Company may purchase put and call options on securities or derivatives instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. The average quarterly market value of purchased options was $3,305,620 during the year ended December 31, 2010 which is indicative of the volume of activity of purchased options. The Company did not hold any purchased options as of December 31, 2010.

The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments to enhance the performance of the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the year ended December 31, 2010, the Company had no transactions in written options.

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this Note. The net realized gain/(loss) on purchased options and swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized gain/(loss) on purchased options of $12,049 is included in the net change in unrealized gain/(loss) from investment activities and foreign currency transactions on the Statement of Operations within these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (continued)

8. Financial Highlights

          The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006

Members’ Capital, end of period (000s)	$1,059,196	$891,416	$601,096	$690,957	$394,226
Ratio of net investment loss to
average Members’ Capital**	(2.60%)	(2.03%)	(1.49%)	(0.82%)	(0.58%)
Ratio of expenses to average
Members’ Capital**	3.62%	3.09%	3.64%	2.46%	2.54%
Ratio of incentive allocation
to average Members’ Capital	1.94%	2.51%	0.02%	11.06%	4.00%
Portfolio turnover	197%	293%	382%	360%	546%
Total return - gross*	9.43%	31.80%	(17.02%)	73.96%	22.26%
Total return - net*	7.55%	25.44%	(17.02%)	59.17%	17.81%
Average debt ratio	0.28%	1.01%	0.93%	0.70%	N/A

*

Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

N/A Not applicable

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – December 31, 2010 (concluded)

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $33,904,069.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.     Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”‘s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2007 through June 30, 2010 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II.     Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited)

Information pertaining to the Managers is set forth below. Additional Information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

Independent Managers

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Luis Rubio, 55 Manager	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same 1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Whistler Fund, L.L.C., which are affiliates of the Company; Director of Empresa Ica SA de CV, a Mexican construction company (since 2006).	3

Janet L. Schinderman, 59 Manager	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects; Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Whistler Fund, L.L.C. which are affiliates of the Company; Independent director for two registered investment companies advised by The Central Park Group.	3

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers (continued)

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Lawrence Becker, 55 Manager	Indefinite; Since October 2003

Private investor in real estate investment management concerns. From February 2000 through June 2003, he was V.P.—Controller/ Treasurer for National Financial Partners, which specializes in financial services distribution. Prior to that, Mr. Becker was a Managing Director—Controller/Treasurer of Oppenheimer Capital and its Quest for Value Funds. (Oppenheimer Capital is not affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the Director of the Asia Tigers Fund, Inc. and The India Fund Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Whistler Fund, L.L.C., which are affiliates of the Company.

			3

Jesse H. Ausubel, 59 Manager	Indefinite; Since May 1999	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present). Mr. Ausubel is a Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Whistler Fund, L.L.C., which are affiliates of the Company.	3

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers (continued)

Name, Age, Address(1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

James E. Buck, 74 Manager	Indefinite; since April 2003	Retired in 2002 as Senior Vice President and Corporate Secretary of the New York Stock Exchange, Inc. (the “Exchange”) and the subsidiaries of the Exchange, including the NYSE Foundation. Mr. Buck is a Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Whistler Fund, L.L.C., which are affiliates of the Company.	3

Interested Manager

Bryan McKigney,* 52 President, CEO, and Manager	Indefinite; Manager since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Whistler Fund, L.L.C., which are affiliates of the Company.	3

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (continued)

Company Officers

          In accordance with the Limited Liability Company Agreement, the Board has selected the following persons to serve as officers of the Company:

Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Vineet Bhalla, 50 Chief Financial Officer	One year; Since July 27, 2005

Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset Management since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Stephen C. Beach, 57 Chief Compliance Officer	One year; Since March 18, 2005

Since February 2005, Mr. Beach has been the Chief Compliance Officer for Oppenheimer Asset Management. Prior to that, he had his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple University School of Law during the period 1999 – 2001.

Deborah Kaback, 59 Chief Legal Officer and Vice President	One year; Since July 23, 2003

Ms. Kaback has been a Senior Vice President at Oppenheimer Asset Management since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Advantage Advisers Xanthus Fund, L.L.C.

Company Management (Unaudited) (concluded)

Company Officers (concluded)

Name, Age, Address(1) and Position(s) with the Company(2)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Bryan McKigney, 52 President, CEO, and Manager	One year term for President and CEO; since September 23, 2004. Indefinite term for Manager; since December 1, 2004;

Mr. McKigney is a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Whistler Fund, L.L.C., which are affiliates.

*

“Interested Person” of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.

(1)	The address of each independent manager and officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.
(2)	Officers are not compensated by the Company.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is “independent.” Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 30, 2003.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $167,400 for 2010 and $164,100 for 2009.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2010 and $4,500 for 2009.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2010 and $0 for 2009.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2010 and $0 for 2009.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non–audit services that the registrant’s independent auditors provide to the registrant and (ii) all non-audit services that the registrant’s independent auditors provide to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	100%

(c)	Not Applicable

(d)	Not Applicable

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $106,683 for 2010 and $160,180 for 2009.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Proxy Voting Policies are attached herewith.

ALKEON CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

As of June 30, 2003

I. POLICY

          Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Alkeon Capital Management, LLC (“Alkeon”) has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. PROXY VOTING PROCEDURES

          Alkeon has entered into an agreement with RiskMetrics Group, Inc, an independent third party, for RiskMetrics Group, Inc to provide Alkeon with its research on proxies and to facilitate the electronic voting of proxies. Alkeon has adopted RiskMetrics Group, Inc’s proxy voting policies in order to ensure that it votes proxies in the best interests of its clients. Alkeon has instructed RiskMetrics Group, Inc to vote all proxies in accordance with this policy, unless instructed by Alkeon to vote otherwise.

          Alkeon generally votes in favor of routine corporate housekeeping proposals, such as proposals to ratify auditors and reasonably crafted shareholder proposals calling for directors to be elected with an affirmative majority of votes. For all other proposals, Alkeon will vote in accordance with the proxy voting guidelines adopted by RiskMetrics Group, Inc.

          Clients may obtain a copy of the Proxy Procedures and information about how Alkeon voted a client's proxies by contacting Greg Jakubowsky via e-mail at gjakubowsky@alkeoncapital.com or by telephone at (212) 389-8710.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Panayotis Sparaggis has served as the Portfolio Manager of the Fund since its inception. Mr. Sparaggis is the Chief Investment Officer and a controlling person of Alkeon Capital Management, LLC (“Alkeon”), which he founded in December 2001. From May 1995 until the founding of Alkeon , Mr. Sparaggis was employed by CIBC World Markets Corp or its predecessors.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. Sparaggis managed as of December 31, 2010:

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance

Panayotis	Registered	1	$238,871,405	1	$238,871,405
Sparaggis	Investment
	Companies:
Panayotis	Other Pooled	9	$1,021,561,585	9	$1,021,561,585
Sparaggis	Investment
	Vehicles:
Panayotis	Other Accounts:	0	$0	0	$0
Sparaggis

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day responsibilities with respect to one or more accounts. These potential conflicts include:

•

Allocation of Limited Time and Attention. Because the Portfolio Manager manages other accounts, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

•

Allocation of Investment Opportunities. If the Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

•

Pursuit of Differing Strategies. At times, the Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

•

Performance Fees. The Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because the Portfolio Manager may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Mr. Sparaggis’ compensation consists of periodic advances and the income from the profits of Alkeon Capital Management, LLC derived by him as its sole principal. The level of Alkeon Capital Management’s profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(a)(4)	Disclosure of Securities Ownership

The table below sets forth beneficial ownership of shares of the registrant by the Portfolio Manager as of December 31, 2010.

Dollar ($)
Range of Fund
Name of Portfolio Manager	Shares
or	Beneficially
Team Member	Owned

Panayotis Sparaggis	NONE

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	March 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	March 4, 2011

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	March 4, 2011

* Print the name and title of each signing officer under his or her signature.